Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation Detail (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trading Securities [Member] | Securities (Assets) [Member]
Assets:
Purchase	$ 2,728
Sales	(3,056)
Issuances	0
Settlements	(213)
Purchases, sales, issuances and settlements, net	(541)	375
Trading Securities [Member] | US States and Political Subdivisions [Member]
Assets:
Purchase	313
Sales	(199)
Issuances	0
Settlements	(102)
Purchases, sales, issuances and settlements, net	12	(11)
Trading Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Purchase	759
Sales	(790)
Issuances	0
Settlements	(5)
Purchases, sales, issuances and settlements, net	(36)	101
Trading Securities [Member] | Collateralized debt obligations [Member]
Assets:
Purchase	1,054
Sales	(1,310)
Issuances	0
Settlements	(41)
Purchases, sales, issuances and settlements, net	(297)	364
Trading Securities [Member] | Corporate debt securities [Member]
Assets:
Purchase	80
Sales	(150)
Issuances	0
Settlements	0
Purchases, sales, issuances and settlements, net	(70)	67
Trading Securities [Member] | Total asset-backed securities [Member]
Assets:
Purchase	516
Sales	(585)
Issuances	0
Settlements	(53)
Purchases, sales, issuances and settlements, net	(122)	(141)
Trading Securities [Member] | Equity Securities [Member]
Assets:
Purchase	6
Sales	(22)
Issuances	0
Settlements	(12)
Purchases, sales, issuances and settlements, net	(28)	(5)
Trading assets (excluding derivatives) [Member]
Assets:
Purchase	2,728
Sales	(3,056)
Issuances	2
Settlements	(213)
Purchases, sales, issuances and settlements, net	(539)	356	(1,749)
Trading assets (excluding derivatives) [Member] | Other Trading Assets [Member]
Assets:
Purchase	0
Sales	0
Issuances	2
Settlements	0
Purchases, sales, issuances and settlements, net	2	(19)
Mortgages held for sale [Member]
Assets:
Purchase	576
Sales	(21)
Issuances	0
Settlements	(659)
Purchases, sales, issuances and settlements, net	(104)	(253)	(921)
Loans [Member]
Assets:
Purchase	23
Sales	(309)
Issuances	0
Settlements	(13)
Purchases, sales, issuances and settlements, net	(299)	(112)
Mortgage servicing rights [Member]
Assets:
Purchase	0
Sales	0
Issuances	4,011
Settlements	(54)
Purchases, sales, issuances and settlements, net	3,957	4,092	6,260
Derivatives [Member]
Assets and Liabilities:
Purchases	146
Sales	(280)
Issuances	0
Settlements	(3,390)
Purchases, sales, issuances and settlements, net	(3,524)	(3,338)	(2,291)
Derivatives [Member] | Interest Rate Contract [Member]
Assets and Liabilities:
Purchases	6
Sales	(1)
Issuances	0
Settlements	(3,419)
Purchases, sales, issuances and settlements, net	(3,414)	(3,482)
Derivatives [Member] | Commodity Contract [Member]
Assets and Liabilities:
Purchases	7
Sales	(17)
Issuances	0
Settlements	1
Purchases, sales, issuances and settlements, net	(9)	0
Derivatives [Member] | Equity Contract [Member]
Assets and Liabilities:
Purchases	123
Sales	(255)
Issuances	0
Settlements	160
Purchases, sales, issuances and settlements, net	28	169
Derivatives [Member] | Foreign Exchange Contract [Member]
Assets and Liabilities:
Purchases	4
Sales	(4)
Issuances	0
Settlements	(6)
Purchases, sales, issuances and settlements, net	(6)	(11)
Derivatives [Member] | Credit Contract [Member]
Assets and Liabilities:
Purchases	6
Sales	(3)
Issuances	0
Settlements	(126)
Purchases, sales, issuances and settlements, net	(123)	(18)
Derivatives [Member] | Other Contract [Member]
Assets and Liabilities:
Purchases	0
Sales	0
Issuances	0
Settlements	0
Purchases, sales, issuances and settlements, net	0	4
Other Assets [Member]
Assets:
Purchase	10
Sales	(1)
Issuances	0
Settlements	(91)
Purchases, sales, issuances and settlements, net	(82)	(103)	132
Short sale liabilities [Member]
Liabilities:
Purchases	(125)
Sales	124
Issuances	0
Settlements	1
Purchases, sales, issuances and settlements, net	0
Short sale liabilities [Member] | Corporate debt securities [Member]
Liabilities:
Purchases, sales, issuances and settlements, net		(37)
Other Liabilities Excluding Derivatives And Short Sale Liabilities [Member]
Liabilities:
Purchases	(10)
Sales	1
Issuances	0
Settlements	317
Purchases, sales, issuances and settlements, net	308	94
Other Liabilities Excluding Derivatives [Member]
Liabilities:
Purchases, sales, issuances and settlements, net			1
Available for sale Securities [Member] | Securities (Assets) [Member]
Assets:
Purchase	16,597
Sales	(814)
Issuances	6,452
Settlements	(12,362)
Purchases, sales, issuances and settlements, net	9,873	2,818	(153)
Available for sale Securities [Member] | Debt Securities [Member]
Assets:
Purchase	16,593
Sales	(789)
Issuances	6,452
Settlements	(11,130)
Purchases, sales, issuances and settlements, net	11,126	2,833	507
Available for sale Securities [Member] | US States and Political Subdivisions [Member]
Assets:
Purchase	4,280
Sales	(4)
Issuances	4,723
Settlements	(2,076)
Purchases, sales, issuances and settlements, net	6,923	3,485	25
Available for sale Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Purchase	24
Sales	0
Issuances	0
Settlements	(28)
Purchases, sales, issuances and settlements, net	(4)	(58)	(718)
Available for sale Securities [Member] | Federal agencies [Member]
Assets:
Purchases, sales, issuances and settlements, net			0
Available for sale Securities [Member] | Residential [Member]
Assets:
Purchase	3
Sales	0
Issuances	0
Settlements	(9)
Purchases, sales, issuances and settlements, net	(6)	(48)	(759)
Available for sale Securities [Member] | Commercial [Member]
Assets:
Purchase	21
Sales	0
Issuances	0
Settlements	(19)
Purchases, sales, issuances and settlements, net	2	(10)	41
Available for sale Securities [Member] | Collateralized debt obligations [Member]
Assets:
Purchase	4,805
Sales	(36)
Issuances	0
Settlements	(1,044)
Purchases, sales, issuances and settlements, net	3,725	959	623
Available for sale Securities [Member] | Corporate debt securities [Member]
Assets:
Purchase	94
Sales	(208)
Issuances	1
Settlements	(72)
Purchases, sales, issuances and settlements, net	(185)	(113)	(7)
Available for sale Securities [Member] | Total asset-backed securities [Member]
Assets:
Purchase	7,390
Sales	(456)
Issuances	1,728
Settlements	(7,910)
Purchases, sales, issuances and settlements, net	752	(1,452)
Available for sale Securities [Member] | Auto loans and leases [Member]
Assets:
Purchase	5,918
Sales	0
Issuances	333
Settlements	(5,720)
Purchases, sales, issuances and settlements, net	531	(2,403)
Available for sale Securities [Member] | Home Equity Loans [Member]
Assets:
Purchase	44
Sales	0
Issuances	0
Settlements	(4)
Purchases, sales, issuances and settlements, net	40	48
Available for sale Securities [Member] | Other asset-backed securities [Member]
Assets:
Purchase	1,428
Sales	(456)
Issuances	1,395
Settlements	(2,186)
Purchases, sales, issuances and settlements, net	181	903
Available for sale Securities [Member] | Other Debt Securities [Member]
Assets:
Purchases, sales, issuances and settlements, net			584
Available for sale Securities [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member]
Assets:
Purchase	0
Sales	(85)
Issuances	0
Settlements	0
Purchases, sales, issuances and settlements, net	(85)	12
Available for sale Securities [Member] | Equity Securities [Member]
Assets:
Purchase	4
Sales	(25)
Issuances	0
Settlements	(1,232)
Purchases, sales, issuances and settlements, net	(1,253)	(15)	(660)
Available for sale Securities [Member] | Perpetual preferred securities [Member]
Assets:
Purchase	1
Sales	(13)
Issuances	0
Settlements	(1,231)
Purchases, sales, issuances and settlements, net	(1,243)	6	(723)
Available for sale Securities [Member] | Other equity securities [Member]
Assets:
Purchase	3
Sales	(12)
Issuances	0
Settlements	(1)
Purchases, sales, issuances and settlements, net	$ (10)	$ (21)	$ 63